Premises and Equipment	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Premises and Equipment	PREMISES AND EQUIPMENT
Premises and equipment at March 31, 2022 and 2023 consisted of the following:

	2022	2023
	(in millions)
Land	¥372,710	¥393,932
Buildings	766,945	800,821
Equipment and furniture	497,478	509,828
Leasehold improvements	255,679	255,712
Construction in progress	30,894	34,679
Total	1,923,706	1,994,972
Less accumulated depreciation	1,107,877	1,134,394
Premises and equipment-net	¥815,829	¥860,578
For the fiscal years ended March 31, 2021, 2022 and 2023, the MUFG Group recognized ¥11,424 million, ¥6,574 million and ¥5,317 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥773 million, ¥58 million and ¥174 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2021, 2022 and 2023, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.